UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       DIGITAL CENTURY CAPITAL LLC

Address:    660 Madison Avenue, 14th Floor
            New York, New York  10021

13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Rajiv J. Chaudhri
Title:      Managing Member
Phone:      (212) 821-1809


Signature, Place and Date of Signing:

/s/ Rajiv J. Chaudhri           New York, New York          August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  $169,467
                                         (thousands)


List of Other Included Managers:   None


                                                     FORM 13F INFORMATION TABLE


                               TITLE OF                      VALUE    SHRS OR  SH/ PUT/   INVSMT   OTHR        VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP       (X$1000)   PRN AMT  PRN CALL   DSCRTN   MGRS     SOLE    SHARED    NONE

ADOBE SYS INC                  COM             00724F101    7,425     188,500  SH         SOLE            188,500
AKAMAI TECHNOLOGIES INC        COM             00971T101    6,158     177,000  SH         SOLE            177,000
AMDOCS LTD                     COM             G02602103    6,428     218,500  SH         SOLE            218,500
APPLE INC                      COM             037833100    7,016      41,900  SH         SOLE             41,900
AUTODESK INC                   COM             052769106    4,531     134,000  SH         SOLE            134,000
BROADCOM CORP                  CL A            111320107    5,035     184,500  SH         SOLE            184,500
CISCO SYS INC                  COM             17275R102    5,955     256,000  SH         SOLE            256,000
CITRIX SYS INC                 COM             177376100    6,647     226,000  SH         SOLE            226,000
COGNIZANT TECHNOLOGY SOLUTIO   CL A            192446102    8,079     248,500  SH         SOLE            248,500
CORNING INC                    COM             219350105    2,512     109,000  SH         SOLE            109,000
E M C CORP MASS                COM             268648102    7,411     504,500  SH         SOLE            504,500
EBAY INC                       COM             278642103    8,295     303,500  SH         SOLE            303,500
GOOGLE INC                     CL A            38259P508    8,528      16,200  SH         SOLE             16,200
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR   456788108    5,519     127,000  SH         SOLE            127,000
INTEL CORP                     COM             458140100    6,670     310,500  SH         SOLE            310,500
JUNIPER NETWORKS INC           COM             48203R104    5,656     255,000  SH         SOLE            255,000
LDK SOLAR CO LTD               SPONSORED ADR   50183L107    3,845     101,500  SH         SOLE            101,500
MCAFEE INC                     COM             579064106    6,296     185,000  SH         SOLE            185,000
QUALCOMM INC                   COM             747525103    6,389     144,000  SH         SOLE            144,000
RED HAT INC                    COM             756577102    7,604     367,500  SH         SOLE            367,500
RESEARCH IN MOTION LTD         COM             760975102    6,231      53,300  SH         SOLE             53,300
SALESFORCE COM INC             COM             79466L302    6,857     100,500  SH         SOLE            100,500
SANDISK CORP                   COM             80004C101    7,826     418,500  SH         SOLE            418,500
SATYAM COMPUTER SERVICES LTD   ADR             804098101    5,725     233,500  SH         SOLE            233,500
SEAGATE TECHNOLOGY             SHS             G7945J104    6,604     345,230  SH         SOLE            345,230
SUNTECH PWR HLDGS CO LTD       ADR             86800C104    4,027     107,500  SH         SOLE            107,500
YAHOO INC                      COM             984332106    6,198     300,000  SH         SOLE            300,000



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